ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Feb. 28, 2022	Nov. 30, 2021
Accounts Payable And Accrued Liabilities
Accounts payable	$ 1,893,306	$ 1,625,418
Accrued liabilities	91,795	242,601
Wages payable	53,038	102,079
Payroll taxes payable	54,890	31,634
Accounts payable and accrued liabilities	$ 2,093,029	$ 2,001,732